Goodwill and Intangible Assets (Schedule of Finite-Lived Intangible Assets) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	May 06, 2016	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 30,510	$ 30,359		$ 28,213
Accumulated Amortization	(27,084)	(13,883)		(10,588)
Finite-Lived Intangible Assets, Net	3,426	16,476	$ 1,526	17,625
Technology Sector [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	479	479		0
Accumulated Amortization	(60)	(18)		0
Finite-Lived Intangible Assets, Net	$ 419	$ 461
Weighted average amortization period (years)	5 years 8 months 5 days	5 years 8 months 5 days
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 28,213	$ 28,213		28,213
Accumulated Amortization	(26,741)	(13,782)		(10,588)
Finite-Lived Intangible Assets, Net	$ 1,472	$ 14,431		17,625
Weighted average amortization period (years)	8 years 7 months 6 days	8 years 7 months 6 days
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 1,163	$ 1,163		0
Accumulated Amortization	(210)	(62)		0
Finite-Lived Intangible Assets, Net	$ 953	$ 1,101
Weighted average amortization period (years)	3 years 10 months 28 days	3 years 10 months 28 days
Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 504	$ 504		0
Accumulated Amortization	(73)	(21)		$ 0
Finite-Lived Intangible Assets, Net	$ 431	$ 483
Weighted average amortization period (years)	4 years 10 months 24 days	4 years 10 months 24 days
Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 151	$ 0
Accumulated Amortization	0	0
Finite-Lived Intangible Assets, Net	$ 151	$ 0
Weighted average amortization period (years)	0 years